United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2012

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$10,583	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $10,578)	8,863
		Corporate Bonds – 96.2%
		Basic Industry - Chemicals – 1.8%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,251,568
1,030,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	1,360,450
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	519,073
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 6.00%, 12/10/2019	1,310,594
640,000		RPM International, Inc., 6.50%, 2/15/2018	725,169
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	944,182
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	523,749
		TOTAL	6,634,785
		Basic Industry - Metals & Mining – 4.4%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	547,560
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,142,397
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,444,512
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, (Series 144A), 4.45%, 9/27/2020	308,112
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	489,568
400,000		ArcelorMittal, 6.125%, 6/1/2018	440,954
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,551,592
150,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	153,631
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,240,098
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, (Series 144A), 5.75%, 1/30/2021	1,463,962
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, (Series 144A), 4.875%, 10/7/2020	972,123
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	1,091,027
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	669,790
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,603,717
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	566,679
		TOTAL	15,685,722
		Basic Industry - Paper – 1.4%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	578,554
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,964,262
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	662,065
650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	715,093
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,166,730
		TOTAL	5,086,704
		Capital Goods - Aerospace & Defense – 0.8%
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	334,500
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	742,500
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,243,147
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	549,129
		TOTAL	2,869,276
		Capital Goods - Building Materials – 0.8%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,048,062
1

Principal Amount or Shares			Value
$1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,748,700
		TOTAL	2,796,762
		Capital Goods - Diversified Manufacturing – 1.4%
560,000		Dover Corp., Note, 5.45%, 3/15/2018	643,790
510,000		Harsco Corp., 5.75%, 5/15/2018	578,267
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	584,335
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	669,992
1,680,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,742,658
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	826,500
		TOTAL	5,045,542
		Communications - Media & Cable – 1.8%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	917,563
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	546,512
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,294,263
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,629,653
		TOTAL	6,387,991
		Communications - Media Noncable – 1.2%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,322,101
400,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	474,500
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	821,627
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, (Series 144A), 4.00%, 5/17/2016	1,900,425
		TOTAL	4,518,653
		Communications - Telecom Wireless – 2.2%
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	782,255
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, (Series 144A), 5.495%, 1/15/2017	4,818,246
1,180,000	[1,2]	SBA Tower Trust, (Series 144A), 5.101%, 4/15/2017	1,244,978
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	998,030
		TOTAL	7,843,509
		Communications - Telecom Wirelines – 2.1%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,433,148
1,560,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,607,750
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,650,161
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,006,687
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,086,116
410,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	414,987
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	295,819
		TOTAL	7,494,668
		Consumer Cyclical - Automotive – 2.1%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	963,012
575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, (Series 144A), 3.875%, 3/15/2016	594,624
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	1,645,969
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	3,632,435
590,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, (Series 144A), 4.60%, 4/12/2016	617,150
		TOTAL	7,453,190
		Consumer Cyclical - Entertainment – 1.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,731,880
3,150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, (Series 144A), 5.15%, 4/30/2020	3,425,176
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	539,245
220,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	238,732
2

Principal Amount or Shares			Value
$290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	301,887
		TOTAL	6,236,920
		Consumer Cyclical - Lodging – 0.7%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,466,242
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	430,986
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	489,509
		TOTAL	2,386,737
		Consumer Cyclical - Retailers – 1.1%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	611,201
331,831	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	339,856
670,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	727,800
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	256,875
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	243,750
600,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	675,750
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	561,603
495,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	548,565
		TOTAL	3,965,400
		Consumer Cyclical - Services – 0.9%
2,025,000		Boston University, 7.625%, 7/15/2097	2,351,175
480,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	465,875
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	500,921
		TOTAL	3,317,971
		Consumer Non-Cyclical - Food/Beverage – 1.2%
800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	923,859
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,618,350
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,014
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	771,535
		TOTAL	4,318,758
		Consumer Non-Cyclical - Health Care – 0.7%
100,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	103,880
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	193,654
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,753,840
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	573,473
		TOTAL	2,624,847
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,293,075
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,327,459
		TOTAL	2,620,534
		Consumer Non-Cyclical - Products – 0.4%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	512,633
800,000		Whirlpool Corp., 5.50%, 3/1/2013	847,421
		TOTAL	1,360,054
		Energy - Independent – 2.4%
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,673,964
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	193,269
5,000,000		Petroleos Mexicanos, Company Guarantee, (Series WI), 4.875%, 3/15/2015	5,449,483
660,000		Petroleos Mexicanos, Company Guarantee, (Series WI), 6.00%, 3/5/2020	732,962
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	265,767
3

Principal Amount or Shares			Value
$300,273	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	318,665
		TOTAL	8,634,110
		Energy - Integrated – 1.1%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,030,557
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	715,870
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 5.95%, 4/28/2041	781,575
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,349,915
		TOTAL	3,877,917
		Energy - Oil Field Services – 0.9%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	367,519
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	785,608
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	526,870
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	793,125
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	735,162
		TOTAL	3,208,284
		Energy - Refining – 0.8%
410,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, (Series 144A), 6.50%, 3/1/2041	441,607
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,850,234
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	537,967
		TOTAL	2,829,808
		Financial Institution - Banking – 23.4%
720,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	764,466
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,253,723
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,516,648
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,021,869
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,977,200
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,051,503
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 9/29/2049	1,535,232
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,305,554
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	313,467
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,194,750
680,000		Capital One Capital V, 10.25%, 8/15/2039	723,690
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,677,272
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,654,412
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,077,970
3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,211,380
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	428,249
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,347,265
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,970,532
675,000		City National Corp., Note, 5.25%, 9/15/2020	706,909
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	1,791,892
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	856,696
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,686,319
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,262,514
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,053,859
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,282,193
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,100,011
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,257,541
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	414,667
4

Principal Amount or Shares			Value
$1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,723,202
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,728,977
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,169,812
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,077,545
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,444,980
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,391,009
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,747,467
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	619,505
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,568,894
1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,523,043
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	670,831
2,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	3,129,366
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,084,125
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,046,927
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	177,847
2,973,265	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,249,780
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, (Series 144A), 3.781%, 10/7/2015	1,795,373
770,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	790,546
795,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	777,584
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,491,563
220,591	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	232,164
		TOTAL	83,878,323
		Financial Institution - Brokerage – 6.2%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,433,188
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,668,426
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,102,263
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	648,990
3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,142,318
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	1,060,525
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	902,804
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	2,121,113
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	982,459
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	538,519
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,569,795
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,401,259
390,000		Nuveen Investments, 5.50%, 9/15/2015	350,025
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,192,645
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,534
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,958,790
		TOTAL	22,146,653
		Financial Institution - Finance Noncaptive – 5.7%
1,250,000		American Express Co., Note, 2.75%, 9/15/2015	1,273,377
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,030,539
1,000,000		American Express Credit Corp., 5.875%, 5/2/2013	1,076,515
1,840,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,281,285
1,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	1,062,955
1,950,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	1,995,573
1,700,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,751,712
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,923,303
5

Principal Amount or Shares			Value
$2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,953,000
1,220,000	[1,2]	HSBC Finance Corp., Sr. Sub., (Series 144A), 6.676%, 1/15/2021	1,292,548
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.74%, 12/21/2065	420,495
485,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	484,855
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	548,750
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, (Series 144A), 6.00%, 1/14/2020	3,365,242
		TOTAL	20,460,149
		Financial Institution - Insurance - Health – 0.3%
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,225,237
		Financial Institution - Insurance - Life – 6.1%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,580,002
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,082,780
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	983,200
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,196,273
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	699,781
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,561,856
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,947,569
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	397,600
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, (Series 144A), 7.625%, 6/15/2040	688,065
920,000		Prudential Financial, Inc., 5.15%, 1/15/2013	970,492
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	450,497
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	461,099
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	3,272,224
1,200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,252,897
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 2.75%, 1/14/2013	2,043,887
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,239,127
		TOTAL	21,827,349
		Financial Institution - Insurance - P&C – 2.7%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	707,816
690,000		CNA Financial Corp., 6.50%, 8/15/2016	785,613
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	821,813
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	139,720
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	690,763
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	698,308
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, (Series 144A), 5.00%, 6/1/2021	411,885
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,493,213
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, (Series 144A), 9.375%, 8/15/2039	2,156,936
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	227,661
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	1,537,500
		TOTAL	9,671,228
		Financial Institution - REITs – 3.8%
300,000		AMB Property LP, 6.30%, 6/1/2013	322,641
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	712,913
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,264,904
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	465,444
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,099,879
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,732,489
425,000		Liberty Property LP, 6.625%, 10/1/2017	497,453
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,219,007
6

Principal Amount or Shares			Value
$1,120,000		Prologis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,271,944
1,310,000		Prologis Inc., Sr. Unsecd. Note, (Series WI), 7.625%, 8/15/2014	1,499,353
660,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	670,134
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	693,559
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,340,603
		TOTAL	13,790,323
		Municipal Services – 0.4%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	517,563
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	914,051
		TOTAL	1,431,614
		Sovereign – 0.5%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,662,763
		Technology – 2.1%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	412,448
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,944,738
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,846,858
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	535,639
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	266,178
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	670,606
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	781,595
455,000	[1,2]	SAIC, Inc., Company Guarantee, (Series 144A), 5.95%, 12/1/2040	497,632
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	464,621
		TOTAL	7,420,315
		Transportation - Airlines – 0.5%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	462,376
1,100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,201,897
		TOTAL	1,664,273
		Transportation - Railroads – 0.2%
572,511		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	686,794
		Transportation - Services – 0.9%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	985,894
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, (Series 144A), 5.25%, 10/1/2020	1,026,448
515,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	535,793
575,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.50%, 6/1/2017	595,412
		TOTAL	3,143,547
		Utility - Electric – 6.3%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	458,691
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,247,711
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,659,991
770,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	851,452
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,065,211
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,777,761
510,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	516,381
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	476,582
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	305,164
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,303,722
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	337,251
717,475	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	799,146
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	703,052
7

Principal Amount or Shares			Value
$665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	736,076
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,791,614
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,576,212
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	554,864
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, 5.375%, 5/1/2021	844,766
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	413,107
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,144,246
740,000		Union Electric Co., 6.00%, 4/1/2018	847,445
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	137,417
		TOTAL	22,547,862
		Utility - Natural Gas Distributor – 0.9%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	326,762
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, (Series 144A), 5.45%, 7/15/2020	452,780
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,378,509
		TOTAL	3,158,051
		Utility - Natural Gas Pipelines – 3.6%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	823,089
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,039,286
800,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	797,408
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,023,331
250,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	259,165
2,050,000		Enterprise Products Operating LLC, Company Guarantee, (Series O), 9.75%, 1/31/2014	2,461,265
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,056,598
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,402,086
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	876,878
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,256,565
		TOTAL	12,995,671
		TOTAL CORPORATE BONDS (IDENTIFIED COST $317,978,886)	344,908,294
		Governments/Agencies – 1.1%
		Sovereign – 1.1%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	330,160
1,340,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	1,468,138
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,002,066
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,150,610
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,616,597)	3,950,974
		MUTUAL FUND – 0.7%
2,616,376	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	2,616,376
		TOTAL INVESTMENTS — 98.0% (IDENTIFIED COST $324,222,437)[6]	351,484,507
		OTHER ASSETS AND LIABILITIES – NET — 2.0%[7]	7,076,534
		TOTAL NET ASSETS — 100%	$358,561,041

8

At July 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] U.S. Treasury Note 10-Year Short Futures	265	$33,307,188	September 2011	$(1,077,138)
[8] U.S. Treasury Bond 30-Year Short Futures	200	$25,625,000	September 2011	$(869,184)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,946,322)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $75,495,839, which represented 21.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $72,524,832, which represented 20.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,731,880
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999 - 9/29/1999	$1,138,408	$1,239,127
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Affiliated holding.
5	7-Day net yield.
6	At July 31, 2011, the cost of investments for federal tax purposes was $324,222,437. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $27,262,070. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,845,447 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,583,377.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

9

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$8,863	$ —	$8,863
Corporate Bonds	—	344,908,294	—	344,908,294
Governments/Agencies	—	3,950,974	—	3,950,974
Mutual Fund	2,616,376	—	—	2,616,376
TOTAL SECURITIES	$2,616,376	$348,868,131	$ —	$351,484,507
OTHER FINANCIAL INSTRUMENTS*	$(1,946,322)	$ —	$ —	$(1,946,322)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
10

Federated Short-Term Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.7%
		Federal Home Loan Mortgage Corporation – 0.1%
$23,810	[1]	FHLMC ARM 390260, 2.785%, 10/01/2030	24,494
81,464	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	88,312
10,741	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	11,644
35,057	[1]	FHLMC ARM 606116, 2.282%, 30 Year, 9/1/2019	35,874
950,895	[1]	FHLMC ARM 780443, 2.285%, 3/01/2033	988,866
41,598	[1]	FHLMC ARM 785167, 2.296%, 12/01/2018	42,509
		TOTAL	1,191,699
		Federal National Mortgage Association – 0.6%
48,236	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	52,291
731,227	[1]	FNMA ARM 544843, 3.168%, 10/01/2027	772,670
574,486	[1]	FNMA ARM 544852, 3.180%, 4/01/2028	607,668
719,475	[1]	FNMA ARM 544884, 3.163%, 5/01/2034	763,981
1,069,938	[1]	FNMA ARM 556379, 1.663%, 5/01/2040	1,072,247
290,437	[1]	FNMA ARM 556388, 1.663%, 5/01/2040	291,067
1,827,922	[1]	FNMA ARM 618128, 2.609%, 8/01/2033	1,898,696
		TOTAL	5,458,620
		Government National Mortgage Association – 0.0%
19,936	[1]	GNMA ARM 8902, 2.375%, 30 Year, 1/20/2022	20,450
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,498,856)	6,670,769
		Asset-Backed Securities – 34.1%
		Auto Receivables – 17.2%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 1.937%, 1/15/2015	5,077,375
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.817%, 5/15/2016	3,001,923
5,120,148	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.225%, 10/6/2013	5,100,116
1,257,075		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	1,293,202
2,203,141	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.265%, 4/7/2014	2,190,797
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,874,389
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,100,667
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,562,745
1,517,532		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	1,527,889
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	561,542
1,250,000		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,250,695
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,002,326
1,920,909		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,927,555
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.337%, 9/15/2014	2,018,057
1,213,880		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	1,214,854
2,520,914	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	2,533,429
3,542,166	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.217%, 4/15/2014	3,541,581
2,698,131		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	2,727,363
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,554,649
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,797,031
1,740,730	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	1,741,615
474,521	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.72%, 9/15/2012	474,873
10,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,237,606

Principal Amount or Shares			Value
$5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 1/15/2018	5,096,385
529,104		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	530,272
5,938,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	6,014,948
1,466,438	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	1,477,842
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,060,040
1,854,599	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	1,868,351
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,000,750
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.187%, 9/20/2016	5,961,318
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,082,335
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,004,943
894,180		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	901,873
921,248		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	921,961
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,427,126
3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,536,891
5,000,000	[1]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.187%, 10/26/2015	5,260,146
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.687%, 1/26/2015	3,768,134
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,001,650
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.337%, 1/15/2015	2,274,840
6,000,000	[1,2,3]	SMART Series 2011-1US Trust, Class A2B, 0.937%, 4/14/2013	6,000,836
6,000,000	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 0.937%, 11/14/2013	6,000,000
210,857		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	211,809
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,063,981
1,144,834		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	1,150,381
2,648,542		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 1/22/2013	2,653,455
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,023,175
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,049,700
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,003,700
		TOTAL	171,659,121
		Credit Card – 6.3%
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.467%, 8/15/2013	5,976,013
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,088,481
8,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.477%, 6/15/2014	7,996,058
2,224,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	2,372,398
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.505%, 10/7/2013	5,000,777
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.805%, 11/7/2014	2,596,153
7,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 0.60%, 6/20/2014	7,294,898
10,000,000	[1]	Citibank Credit Card Issuance Trust, Class C3, 0.597%, 7/15/2014	9,984,071
4,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.936%, 8/15/2018	5,006,429
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,183,353
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.537%, 10/15/2014	6,039,766
2,000,000	[1]	MBNA Credit Card Masters Note Trust 2006-C1, Class C1, 0.607%, 7/15/2015	1,991,184
		TOTAL	63,529,581
		Equipment Lease – 4.2%
4,500,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	4,537,913
4,844,294	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.367%, 8/18/2021	4,581,062
526,336	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.087%, 12/15/2014	528,923
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,102,410
5,000,000	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	5,009,375
6,250,000		GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/2013	6,255,156

Principal Amount or Shares			Value
$2,632,278	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	2,654,119
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,134,937
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,570,352
3,100,000		Great America Leasing Receivables 2011-1, Class C, 3.38%, 2/15/2018	3,194,610
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	2,799,720
2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,536,563
		TOTAL	41,905,140
		Home Equity Loan – 1.8%
10,582	[1,2,3,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	8,863
1,096,659	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.547%, 7/25/2035	1,061,723
1,459,375	[1]	Carrington Mortgage Loan Trust, Class A2, 0.287%, 5/25/2036	1,435,042
18,241	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.667%, 1/15/2028	12,483
523,210	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.436%, 9/20/2023	486,913
87,022	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.447%, 11/25/2036	84,256
862,380	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.557%, 3/25/2034	844,661
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,649,369
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.867%, 11/25/2034	837,655
328,248	[1,2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	49,313
110,581		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	109,120
876,903	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	849,745
53,906	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	54,278
162,595	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.517%, 3/25/2034	144,653
3,643,068	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,555,583
1,654,667		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	1,680,232
2,385,269	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.307%, 1/25/2037	2,369,018
32,198	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	32,255
927,874	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.357%, 2/25/2036	898,059
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
2,221,224	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.337%, 5/25/2036	2,200,516
		TOTAL	18,363,737
		Manufactured Housing – 0.0%
413,421		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	414,193
		Other – 4.6%
5,233,364	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.445%, 5/10/2032	4,788,528
5,289,728	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.053%, 4/25/2020	5,271,875
2,000,000	[1]	CNH Wholesale Master Note Trust, Class 1A, 0.987%, 9/26/2016	2,000,538
1,500,000	[1]	CNH Wholesale Master Note Trust, Class 1B, 1.837%, 9/26/2016	1,499,633
5,849,814	[1]	Educational Funding Of The South, Inc. 2011-1, Class A1, 0.803%, 10/25/2021	5,853,728
1,759,217	[1]	Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.377%, 3/27/2024	1,737,989
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.587%, 2/15/2014	5,025,248
1,902,452	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.297%, 9/15/2020	1,900,218
2,803,744	[1]	SLM Student Loan Trust 2010-C, Class A1, 1.837%, 12/15/2017	2,822,961
4,932,024	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.787%, 11/25/2027	4,930,954
4,695,727	[1]	SLM Student Loan Trust 2011-A, Class A1, 1.187%, 4/15/2015	4,711,559
1,434,333	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,487,221
1,658,907	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,693,121
2,178,145	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,219,050
		TOTAL	45,942,623
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $341,721,916)	341,814,395

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 13.5%
		Commercial Mortgage – 3.4%
$518,003		Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.161%, 1/1/2041	518,255
6,035,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	6,294,059
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,793,257
3,942,632	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	4,014,914
4,459,948	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	4,628,369
968,982		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	31,609
4,277,334	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	4,429,206
5,374,522	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,586,757
2,781,087	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,852,714
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.641%, 6/13/2042	2,547,216
		TOTAL	33,696,356
		Federal Home Loan Mortgage Corporation – 2.1%
2,920		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	3,138
32,513		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	33,809
63,998		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	67,995
79,291		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	89,091
73,082		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	79,452
686,679	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.537%, 2/15/2018	690,039
132,733		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	138,088
200,576		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	208,692
201,643		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	214,709
273,274		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	300,576
718,905	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.647%, 2/15/2034	717,930
3,748,663	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.587%, 7/15/2036	3,731,194
1,742,841	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.937%, 7/15/2036	1,758,245
9,783,716		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	10,171,573
2,381,198	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.097%, 7/15/2037	2,419,855
226,355	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	251,060
		TOTAL	20,875,446
		Federal National Mortgage Association – 1.9%
137,089		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	162,539
3,698		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	4,267
84,227		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	95,482
80,263	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	92,771
5,565	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	5,725
21,963		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	24,585
37,576		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	38,531
529,844		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	601,024
51,795		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	55,949
252,524	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.687%, 9/25/2032	254,450
77,789		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	82,176
41,498	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.537%, 9/25/2032	41,529
133,894		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	138,438
1,919,429	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.617%, 6/25/2036	1,915,284
8,533,581	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.637%, 7/25/2037	8,541,300
1,751,845	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.187%, 6/25/2037	1,786,990
2,156,609	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.987%, 5/25/2039	2,174,193
2,203,195	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.037%, 4/25/2037	2,234,581
42,637		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	43,237

Principal Amount or Shares			Value
$159,055		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	177,849
124,936		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	143,524
593,879	[1]	Federal National Mortgage Association, Class FB, 0.687%, 8/25/2039	595,599
		TOTAL	19,210,023
		Government Agency – 0.5%
3,371,023		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	3,383,927
1,878,734	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.635%, 1/8/2020	1,881,597
		TOTAL	5,265,524
		Non-Agency Mortgage – 5.6%
393,478	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	406,755
5,000,000	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.537%, 11/19/2047	4,998,197
32,494	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 2.898%, 3/25/2033	29,528
164,792	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	56,493
690,645	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	671,133
65,408		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	65,703
90,029		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	96,076
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.650%, 10/18/2054	10,021,043
107,598	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	69,939
6,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.649%, 10/15/2054	6,008,692
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.599%, 10/15/2054	4,002,880
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.457%, 2/25/2037	356,511
17,137		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	17,080
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.649%, 7/15/2042	4,008,760
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.399%, 7/15/2042	4,748,559
401,965	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.709%, 9/25/2034	340,694
173,649		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	194,784
23,400	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.904%, 1/28/2027	19,225
1,913,721	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	1,949,444
6,854,436	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	7,001,870
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.652%, 1/21/2055	8,992,049
430,419		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	501,019
1,107,782	[1]	Washington Mutual 2006-AR15, Class 1A, 1.103%, 11/25/2046	711,451
1,151,744	[1]	Washington Mutual 2006-AR17, Class 1A, 1.083%, 12/25/2046	697,688
103,903	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2,860%, 7/25/2034	100,210
		TOTAL	56,065,783
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $136,392,482)	135,113,132
		Corporate Bonds – 31.5%
		Basic Industry — Chemicals – 0.7%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,043,186
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	443,342
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	3,633,507
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,085,170
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,069,037
		TOTAL	7,274,242
		Basic Industry — Metals & Mining – 1.4%
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,044,471
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,227,436
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,065,108
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,223,791

Principal Amount or Shares			Value
$4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,196,256
		TOTAL	13,757,062
		Capital Goods — Aerospace & Defense – 0.4%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,650,487
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	396,167
		TOTAL	4,046,654
		Capital Goods — Diversified Manufacturing – 0.6%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, 0.403%, 11/1/2012	2,501,042
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,202,371
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,124,410
		TOTAL	5,827,823
		Communications — Media & Cable – 0.8%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,156,073
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,775,636
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,086,558
		TOTAL	8,018,267
		Communications — Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,660,064
		Communications — Telecom Wireless – 0.7%
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,382,202
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,148,401
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	953,289
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,128,156
		TOTAL	6,612,048
		Communications — Telecom Wirelines – 1.4%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,020,168
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,704,407
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,158,895
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,659,375
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,036,362
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,049,071
		TOTAL	13,628,278
		Consumer Cyclical — Automotive – 1.8%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, Series 144A, 0.856%, 3/28/2014	5,985,149
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,391,345
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,236,826
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	2,049,443
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,052,787
		TOTAL	17,715,550
		Consumer Cyclical — Entertainment – 0.1%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	517,884
		Consumer Cyclical — Retailers – 0.5%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,264,124
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,031,043
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	707,473
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,070,536
		TOTAL	5,073,176
		Consumer Cyclical — Services – 0.7%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,011,498

Principal Amount or Shares			Value
$5,000,000		Expedia, Inc., Company Guarantee, 8.50%, 7/1/2016	5,483,400
		TOTAL	7,494,898
		Consumer Non-Cyclical — Food/Beverage – 1.8%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,154,824
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,633,016
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,153,135
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,813,633
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	713,495
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,586,490
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,581,666
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,012,237
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,410,099
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,546,233
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,342,829
		TOTAL	17,947,657
		Consumer Non-Cyclical — Health Care – 0.2%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	539,470
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	765,998
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,031,670
		TOTAL	2,337,138
		Consumer Non-Cyclical — Pharmaceuticals – 0.7%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,629,613
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,282,659
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,028,059
		TOTAL	6,940,331
		Consumer Non-Cyclical — Products – 0.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,327,754
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,013,874
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,052,314
		TOTAL	3,393,942
		Consumer Non-Cyclical — Supermarkets – 0.2%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,249,641
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	733,898
		TOTAL	1,983,539
		Consumer Non-Cyclical — Tobacco – 0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,450,251
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,321,540
		TOTAL	3,771,791
		Energy — Independent – 0.7%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,720,420
1,250,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,262,657
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,242,840
		TOTAL	7,225,917
		Energy — Integrated – 1.9%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,267,828
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,862,085
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,096,817
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.597%, 6/22/2012	2,508,269
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,201,207

Principal Amount or Shares			Value
$2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,119,793
		TOTAL	19,055,999
		Energy — Oil Field Services – 0.3%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,371,974
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,089,855
		TOTAL	3,461,829
		Energy — Refining – 0.1%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,563,205
		Financial Institution — Banking – 4.8%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,274,110
1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	1,012,487
1,500,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	1,509,267
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,060,399
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,093,177
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	2,173,549
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	2,551,830
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,140,379
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,025,423
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,107,717
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,106,321
3,000,000	[1]	J.P. Morgan Chase & Co., Floating Rate Note — Sr. Note, 0.997%, 5/2/2014	2,999,601
3,000,000	[1]	Morgan Stanley, Floating Rate Note — Sr. Note, 1.853%, 1/24/2014	2,998,664
2,500,000		Morgan Stanley, Note, Series GMTN, 5.625%, 1/9/2012	2,554,026
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,676,463
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, Series 144A, 5.25%, 11/30/2012	2,100,357
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,096,285
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,106,502
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,168,390
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,399,956
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,166,826
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,021,415
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,353,729
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,196,221
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,553,558
		TOTAL	48,446,652
		Financial Institution — Brokerage – 0.4%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note — Sr. Note, 0.558%, 5/24/2013	1,749,501
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,812,054
		TOTAL	4,561,555
		Financial Institution — Finance Noncaptive – 2.2%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,345,644
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,115,814
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,048,669
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,187,876
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.096%, 1/7/2014	3,010,993
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTNA, 5.45%, 1/15/2013	1,328,618
1,000,000	[1]	HSBC Finance Corp., Sr. Unsecd. Note, 1.159%, 5/15/2012	1,048,451
4,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,998,804

Principal Amount or Shares			Value
$4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,239,524
		TOTAL	22,324,393
		Financial Institution — Insurance — Health – 0.3%
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,855,276
1,000,000		HSB Group, Inc., Company Guarantee, 1.159%, 7/15/2027	803,734
		TOTAL	2,659,010
		Financial Institution — Insurance — Life – 1.2%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,686,892
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.520%, 8/6/2013	4,045,318
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, Series 144A, 0.506%, 4/4/2014	2,001,391
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,054,882
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	823,337
		TOTAL	11,611,820
		Financial Institution — Insurance — P&C – 0.1%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,145,832
		Financial Institution — REITs – 1.1%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,916,803
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,423,110
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,475,526
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,153,009
		TOTAL	10,968,448
		Technology – 1.8%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.499%, 3/14/2014	7,886,643
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,329,438
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,023,100
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,028,686
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,025,989
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,014,718
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,013,779
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,344,183
		TOTAL	17,666,536
		Transportation — Services – 0.4%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 5.80%, 10/15/2012	3,697,318
		Utility — Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,221,743
		Utility — Electric – 2.3%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,039,047
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,076,463
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	511,874
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,105,782
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,014,487
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,179,744
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,534,969
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,279,987
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,178,016
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,482,710
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,193,144
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,529,599

Principal Amount or Shares			Value
$1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	1,937,542
		TOTAL	23,063,364
		Utility — Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,964,305
		Utility — Natural Gas Pipelines – 0.5%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,057,248
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,116,134
		TOTAL	5,173,382
		TOTAL CORPORATE BONDS (IDENTIFIED COST $306,699,058)	315,811,652
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.1%
26,224		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	29,404
29,698		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	33,859
122,699		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	132,221
4,653		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	4,773
23,235		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	25,401
		TOTAL	225,658
		Federal National Mortgage Association – 0.0%
71,151		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	74,617
14,941		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	16,019
17,178		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	18,959
85,126		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	95,225
		TOTAL	204,820
		Government National Mortgage Association – 0.0%
59,191		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	67,873
10,120		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,728
531		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	531
		TOTAL	80,132
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $477,622)	510,610
		U.S. Treasury – 6.3%
22,766,400		U.S. Treasury Inflation-Protected Note, 2.00%, 1/15/2016	25,781,170
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,327,657
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,313,583
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	21,253,866
		TOTAL U.S. TREASURY (IDENTIFIED COST $59,251,435)	62,676,276
		MUTUAL FUNDS – 13.4%[6]
863,317		Emerging Markets Fixed Income Core Fund	25,373,729
1,864,467		Federated Bank Loan Core Fund	18,812,470
3,607,669		Federated Mortgage Core Portfolio	36,653,922
28,420,578	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	28,420,578
575,382		Federated Project and Trade Finance Core Fund	5,794,095

Principal Amount or Shares		Value
2,895,261	High Yield Bond Portfolio	19,079,773
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $131,925,473)	134,134,567
	TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $982,966,842)[8]	996,731,401
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[9]	4,011,892
	TOTAL NET ASSETS — 100%	$1,000,743,293
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $228,790,392, which represented 22.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $228,595,422, which represented 22.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	7/9/1999	$134,898	$56,493
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$108,304	$69,939
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$49,313
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2,904%, 1/28/2027	2/4/1998 - 2/5/1998	$57,810	$19,225
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	$0
4	Denotes available rate and weighted-average coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At July 31, 2011, the cost of investments for federal tax purposes was $982,992,660. The net unrealized appreciation of investments for federal tax purposes was $13,738,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,747,802 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,009,061.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$6,670,769	$ —	$6,670,769
Asset-Backed Securities	—	341,765,082	49,313	341,814,395
Collateralized Mortgage Obligations	—	135,113,132	—	135,113,132
Corporate Bonds	—	315,811,652	—	315,811,652
Mortgage-Backed Securities	—	510,610	—	510,610
U.S. Treasury	—	62,676,276	—	62,676,276
Mutual Funds	128,340,472	5,794,095	—	134,134,567
TOTAL SECURITIES	$128,340,472	$868,341,616	$49,313	$996,731,401
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Asset-Backed Securities
Balance as of May 1, 2011	$43,027
Change in unrealized appreciation/depreciation	6,286
Balance as of July 31, 2011	$49,313
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2011.	$6,286

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011